Fair Value Measurements	12 Months Ended
Dec. 31, 2025
401 (k) Plan
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements,” provides guidance for using fair value to measure assets and liabilities and also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to a valuation based on quoted prices in active markets for identical assets and liabilities (Level 1), moderate priority to a valuation based on quoted prices in active markets for similar assets and liabilities and/or based on assumptions that are observable in the market (Level 2), and the lowest priority to a valuation based on assumptions that are not observable in the market (Level 3).
The following methods and assumptions are used by the Plan to estimate the fair values of the Plan’s financial instruments on a recurring basis:
Mutual funds: These investments are valued using the Net Asset Value (“NAV”) provided by the administrator of the fund. The NAV is calculated by subtracting a fund’s liabilities from its assets and then dividing by the number of outstanding shares. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and transact at that price. The mutual funds held by the Plan are deemed to be actively traded. (Level 1)
Note G – Fair Value Measurements (continued)
Separately managed accounts: These self-managed funds consist of a portfolio of assets under the management of a professional investment firm and primarily consist of mutual funds valued using prices obtained from independent pricing services. (Level 1)
Renasant Corporation common stock: The Company’s common stock, par value $5.00 per share, is traded on the New York Stock Exchange and is valued using the closing price on the last day of the Plan year. (Level 1)
The following table presents the Plan’s financial instruments that are measured at fair value on a recurring basis at December 31, 2025 and 2024:

(In Thousands)	Quoted Prices in Active Markets for Identical Assets
	(Level 1)	Totals
December 31, 2025
Mutual funds	$287,126	$287,126
Separately managed accounts	70,591	70,591
Renasant Corporation common stock	23,890	23,890
Total investments	$381,607	$381,607

December 31, 2024
Mutual funds	$222,395	$222,395
Separately managed accounts	70,656	70,656
Renasant Corporation common stock	22,447	22,447
Total investments	$315,498	$315,498

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.